RELATED PARTY TRANSACTIONS (Details Narrative) € in Millions		1 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Jun. 12, 2025 USD ($) shares	Nov. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Oct. 01, 2025 USD ($)	Sep. 01, 2025 USD ($)	Jun. 12, 2025 EUR (€)	Sep. 01, 2023 USD ($)
Related Party Transaction [Line Items]
Proceeds from stockholder loan							$ 35,195		$ 139,000	$ 453,469
Interest expense							267			7,630
Interest due							267			7,897
Outstanding principal balance			8,632,568					8,632,568
Issuance of common stock pursuant to participative loan					$ 17,600	$ 15,000	18,250			32,600
Accretion expense			21,873					26,152
Amortization of loan receivable premium related party			139,194					139,194
Proceeds from stockholder loan								1,341,421
Payments made on stockholder loan								207,604
Deposit paid to related party			1,524,620					1,524,620
Participative Loan [Member]
Related Party Transaction [Line Items]
Maturity date	Feb. 23, 2027
Outstanding principal balance	$ 7,900,000												€ 6.8
Fixed interest rate, percentage	3.00%												3.00%
Variable interest rate, percentage	1.50%												1.50%
Fair value of consideration transferred	$ 8,711,035
Recognized premium amount	787,675
Deferred payment	$ 826,446
Gain on foreign currency transactions, net			6,900					60,727
Interest income - related party			60,351					72,146
Amortization of loan receivable premium related party								139,194
Participative Loan [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Maturity date	Feb. 23, 2027
Outstanding principal balance	$ 8,500,000
Fixed interest rate, percentage	3.00%												3.00%
Variable interest rate, percentage	1.50%												1.50%
Participative Loan [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of common stock pursuant to participative loan, shares | shares	750,000
Deferred payment	$ 1,000,000
Issuance of common stock pursuant to participative loan	$ 7,884,589
Payments made on deferred liability			207,604
Participative Loan [Member] | Common Class A [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Issuance of common stock pursuant to participative loan, shares | shares	750,000
Deferred payment	$ 1,000,000
Sportech [Member]
Related Party Transaction [Line Items]
Payments of capital distribution		$ 10,000,000
Capital contribution payable in 2025		2,000,000	2,000,000					2,000,000
Capital contribution payable three tranches in 2026		6,000,000
Capital contribution payable one tranche in 2027		$ 2,000,000
Contributed capital received in advance for stock payable								$ 1,341,421
Sportech [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Capital contribution payable in 2025											$ 2,000,000
Sportech [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Issuance of common stock pursuant to participative loan, shares | shares								25,000,000		25,000,000
HPT Program [Member]
Related Party Transaction [Line Items]
Interest expense			49,360					$ 258,324
Revenue recognized			93,772					414,854
Stockholder Loan [Member]
Related Party Transaction [Line Items]
Aggregate outstanding borrowings												$ 1,000,000		$ 1,000,000
Line of credit interest rate												4.19%		4.19%
Proceeds from stockholder loan							$ 35,195			$ 453,469
Maturity date										Dec. 31, 2029
Interest expense								8,819	3,365
Interest due			$ 0					0		$ 7,897
Proceeds from stockholder loan								0	139,000
Payments made on stockholder loan								$ 488,664	$ 0